Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Revenue [Abstract]
Schedule of Cost of Revenue
	2023	2022	2021
	USD	USD	USD

Content acquisition and royalty costs	14,430,879	15,819,603	15,294,255
Live events cost	5,888,466	6,933,370	-
Payment processing and agency fees	5,449,000	5,778,190	6,339,355
Technology infrastructure costs	2,539,911	3,795,517	2,957,199
Amortization of intangible assets	1,599,786	1,242,329	711,919
Branded content	589,838	740,101	444,758
Online and other costs	478,666	551,179	239,623
Barter transaction cost	111,996	4,270,233	475,528
	31,088,542	39,130,522	26,462,637